FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell the investment in an orderly transaction between market participants (an exit price). The FASB Accounting Standards Codification establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and lowest priority to unobservable inputs (Level 3 measurements). All investments measured within the fair value hierarchy are classified as Level 1. The Plan does not hold Level 2 or Level 3 investments.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

December 31, 2025	Level 1	Total
Cash and cash equivalents	$71,423,123	$71,423,123
Mutual funds	204,750,352	204,750,352
Reliance, Inc. common stock	175,684,668	175,684,668
Self-directed brokerage accounts	17,198,004	17,198,004
Total assets in the fair value hierarchy	469,056,147	469,056,147
Commingled funds measured at NAV		1,322,012,995
Common collective trust measured at NAV		24,602,971
Total investments at fair value	$469,056,147	$1,815,672,113

December 31, 2024	Level 1	Total
Cash and cash equivalents	$74,205,456	$74,205,456
Mutual funds	204,803,986	204,803,986
Reliance, Inc. common stock	174,570,413	174,570,413
Self-directed brokerage accounts	12,149,292	12,149,292
Total assets in the fair value hierarchy	465,729,147	465,729,147
Commingled funds measured at NAV		1,128,780,183
Common collective trust measured at NAV		29,758,048
Total investments at fair value	$465,729,147	$1,624,267,378

Investments in mutual funds, common stock and self-directed brokerage accounts are measured at fair value based on quoted market prices of the underlying investments in active markets. Cash and cash equivalents include a money market fund that is measured at fair value based on a quoted market price in an active market and interest-bearing cash with a carrying amount that approximates fair value. Investments in commingled funds and a common collective trust are measured at fair value using NAV as a practical expedient. The fair value of these assets is excluded from the fair value hierarchy and is presented in the tables above to permit reconciliation of the investments classified within the fair value hierarchy to the total investments at fair value.